Additional Financial Information (Consolidated Statements Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional Financial Information [Abstract]
Advertising expense	$ 5,100	$ 3,772	$ 3,768
Interest expense incurred	8,450	7,203	5,802
Capitalized interest	(493)	(903)	(892)
Total interest expense	$ 7,957	$ 6,300	$ 4,910